Annual Fund Operating Expenses - Class A C Shares - Alger Focus Equity Fund - AC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	0.52%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Total Annual Fund Operating Expenses	0.95%
Class C
Operating Expenses:
Advisory Fees	0.52%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Total Annual Fund Operating Expenses	1.71%